Securities - Summary of Unrealized Gains and Losses (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	$ 108,862	$ 127,656
Gross unrealized gains	368	759
Gross unrealized (losses)	(250)	(560)
Financial assets at fair value through other comprehensive income	111,104	130,600
Government and government-related securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	82,997	94,649
Gross unrealized gains	277	502
Gross unrealized (losses)	(103)	(418)
Financial assets at fair value through other comprehensive income	83,171	94,733
Government and government-related securities [member] | Canadian Government Federal Debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	9,603	12,740
Gross unrealized gains	62	38
Gross unrealized (losses)	(2)	(47)
Financial assets at fair value through other comprehensive income	9,663	12,731
Government and government-related securities [member] | Canadian government provincial debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	12,890	9,443
Gross unrealized gains	77	75
Gross unrealized (losses)	(40)	(11)
Financial assets at fair value through other comprehensive income	12,927	9,507
Government and government-related securities [member] | U.S. federal, state, municipal governments, and agencies debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	40,703	45,857
Gross unrealized gains	86	265
Gross unrealized (losses)	(52)	(356)
Financial assets at fair value through other comprehensive income	40,737	45,766
Government and government-related securities [member] | Other OECD government-guaranteed debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	14,394	20,034
Gross unrealized gains	21	65
Gross unrealized (losses)	(8)	(3)
Financial assets at fair value through other comprehensive income	14,407	20,096
Government and government-related securities [member] | Mortgage- backed securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	5,407	6,575
Gross unrealized gains	31	59
Gross unrealized (losses)	(1)	(1)
Financial assets at fair value through other comprehensive income	5,437	6,633
Other debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	23,969	30,906
Gross unrealized gains	56	119
Gross unrealized (losses)	(56)	(77)
Financial assets at fair value through other comprehensive income	23,969	30,948
Other debt securities [member] | Asset-backed financings [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	15,890	21,901
Gross unrealized gains	29	87
Gross unrealized (losses)	(31)	(19)
Financial assets at fair value through other comprehensive income	15,888	21,969
Other debt securities [member] | Non Agency Collateralized Mortgage Obligation Portfolio [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	247	471
Gross unrealized gains		1
Financial assets at fair value through other comprehensive income	247	472
Other debt securities [member] | Corporate and other debt [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	7,832	8,534
Gross unrealized gains	27	31
Gross unrealized (losses)	(25)	(58)
Financial assets at fair value through other comprehensive income	7,834	8,507
Debt securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	106,966	125,555
Gross unrealized gains	333	621
Gross unrealized (losses)	(159)	(495)
Financial assets at fair value through other comprehensive income	107,140	125,681
Equity securities [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	1,896	2,101
Gross unrealized gains	35	138
Gross unrealized (losses)	(91)	(65)
Financial assets at fair value through other comprehensive income	1,840	2,174
Equity securities [member] | Common shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	1,594	1,725
Gross unrealized gains	31	118
Gross unrealized (losses)	(27)	(39)
Financial assets at fair value through other comprehensive income	1,598	1,804
Equity securities [member] | Preferred shares [member]
Disclosure Of Contractual Repricing And Maturity Schedule [line items]
Cost/amortized cost	302	376
Gross unrealized gains	4	20
Gross unrealized (losses)	(64)	(26)
Financial assets at fair value through other comprehensive income	$ 242	$ 370